UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21508

Equipointe Funds

(Exact name of Registrant as specified in charter)

450 Wireless Blvd., Hauppauge,    NY

     11757

(Address of principal executive offices)

(Zip code)

Emile Moulineaux

            c/o Gemini Fund Services, LLC

            450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Copies to:

Donald S. Mendelsohn

            Thompson Hine LLP

            312 Walnut St., Suite 1400

Cincinnati, Ohio  45202

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

September  30

Date of reporting period:  September 30, 2006

Item 1.  Reports to Stockholders.

Equipointe Growth and Income Fund

Annual Report

September 30, 2006

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Equipointe Growth and Income Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Investor Information: (800) 841-0380

November 11, 2006

Dear Shareholder:

I would like to thank all of the shareholders that share our investment philosophy for their confidence and support.  We believe that the change to Summit as the advisor will benefit shareholders and allow the fund to continue to grow, reduce expenses, and further its investment objectives.

During the past year, economic forces have been in conflict as the Federal Reserve continued to raise interest rates to fight inflation.  The market moves based on the latest economic piece of information, as investors attempt to anticipate Federal Reserve action.

The economy is in the 3rd year of a recovery since 9/11.  Can year over year growth continue to meet expectations?  Growth has slowed.  Some growth stocks have under performed.

In an environment of stable interest rates, continued global expansion, and a passive Federal Reserve, we can continue to seek growth in stocks in the future.

The consumer’s ability to spend will be essential for growth to return.  The recent decline in housing prices across the country, construction employment slowing and weak retail sales may finally be the factors necessary to allow inflation to subside.  Inflation stability is an ideal economic environment.

Agendas of the new Democratic House and Senate will be watched closely moving forward.

As sub-advisor for the fund, we continue to balance the portfolio in appropriate proportions to achieve the growth and income objectives for the fund.

Performance as of 9/30/06:

  Annualized Since

3 mos.    6 mos.   Inception (2/14/05)

Lipper Balanced Fund Index

3.88%

    2.86%

      5.93%

Equipointe G & I Fund

1.42%

   -4.40%

0.08%

We classify a balanced fund as a fund whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%.

The Lipper Balanced Fund Index is an equally weighted index of typically the 30 largest mutual funds in the Lipper Balanced Fund classification. Returns are adjusted for the reinvestment of capital gains distributions and income dividends

This performance data represents past performance.  Past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.  Investor shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance quoted.

An investor may obtain further information on performance, month end performance at www.equipointefunds.com or by calling shareholders services toll free at 1-800-841-0380.

Sincerely,

Mark A. Seleznov

President, Seleznov Capital Advisors, LLC

Equipointe Growth and Income Fund

Growth of $10,000 Since Inception* Through September 30, 2006

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Equipointe Growth and Income Fund (assuming reinvestment of all dividends and distributions, if any) versus the Fund’s benchmark index.

                           Annualized Total Returns as of September 30, 2006

	One Year	Since Inception*
Equipointe Growth and Income Fund	(0.76)%	0.08%

________________

* The Equipointe Growth and Income Fund commenced operations on February 14, 2005.

Results shown represent past performance and do not predict future returns.  The investment return and NAV will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total return is calculated assuming reinvestment of all dividends and capital gain distributions, if any.  Total returns would have been lower had the Adviser not waived its fee and reimbursed a portion of Fund expenses.  The returns do not reflect the deduction of taxes a shareholder would pay on the redemption of fund shares or fund distributions, if any.  Investment performance current to the most recent month-end may be obtained by calling

1-800-841-0380.

The Lipper Balanced Fund Index is an equally weighted index of typically the 30 largest mutual funds in the Lipper Balanced Fund classification.  A balanced fund is classified as one whose primary investment objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds.  Returns are adjusted to include the reinvestment of all dividends and capital gain distributions.  Investors cannot invest directly in an index or benchmark.

Portfolio Summary

As of September 30, 2006

Portfolio Composition	% of Net Assets	Top Ten Holdings	% of Net Assets
Common Stocks	53.96%	Washington Mutual, Inc.	1.92%
Consumer, Non-Cyclical	11.06%	NII Holdings, Inc.	1.75%
Financial	9.21%	Illumina, Inc.	1.75%
Utilities	8.62%	Trimble Navigation Ltd.	1.66%
Consumer, Cyclical	6.22%	Community Health Systems, Inc.	1.65%
Basic Materials	5.59%	Potlatch Corp.	1.64%
Energy	4.23%	DPL, Inc.	1.63%
Technology	3.84%	Intersil Holding Corp. Class A	1.62%
Industrial	2.86%	Penn National Gaming, Inc.	1.61%
Communications	2.33%	Las Vegas Sands Corp.	1.57%
Options	0.01%
Cash & Other Assets Less
Liabilities	46.03%
Total Net Assets	100.00%

Equipointe Growth and Income Fund
Schedule of Investments
September 30, 2006

Number of
Shares				Value
	COMMON STOCK		53.96%

		BANK - MONEY CENTER	1.25%
3,500		Lloyds TSB Group PLC - ADR		$ 141,750

		BANKS - NORTHEAST	1.15%
8,000		New York Community Bancorp		131,040

		BANKS - SUPER REGIONAL	0.16%
500		Keycorp		18,720

		BEVERAGES - SOFT DRINKS	1.43%
5,000		Hansen Natural Corp.*		162,400

		COMPUTER - SERVICES	1.30%
3,000		Computer Sciences Corp.*		147,360

		DIVERSIFIED OPERATIONS	3.13%
2,500		Diageo PLC - ADR		177,600
3,200		Loews Corp.- Carolina Group		177,248
				354,848
		ELECTRICAL EQUIPMENT	0.31%
1,000		Encore Wire Corp.*+		35,290

		ELECTRONIC - MEASURING INSTRUMENTS	1.66%
4,000		Trimble Navigation Ltd.		188,320

		ELECTRONIC - MILITARY SYSTEMS	0.08%
200		DRS Technologies, Inc.		8,734

		ELECTRONIC - MISCELLANEOUS PRODUCTS	0.81%
2,230		Ceradyne, Inc.*		91,630

		ELECTRONIC - SEMICONDUCTORS	1.62%
7,500		Intersil Holding Corp. Cl A+		184,125

		ELECTRONIC - SEMICONDUCTOR MFG.	0.92%
3,000		Tessera Technologies, Inc.*+		104,340

		ENERGY - OTHER	2.09%
6,000		Fording Canadian Coal Trust		159,180
3,000		Suntech Power Holdings Co. Ltd.*- ADR		77,490
				236,670

The accompanying notes are an integral part of these financial statements.

Equipointe Growth and Income Fund
Schedule of Investments (Continued)
September 30, 2006

Number of
Shares				Value
		FINANCE- INDEX TRACKING FUND	0.14%
200		iShares FTSE/Xinhua China 25 Index		$ 16,270

		FINANCE - REIT	7.99%
10,000		American Financial Realty Trust		111,600
700		Brandywine Realty Trust		22,785
2,000		BRE Properties, Inc., Cl A		119,460
1,000		Camden Property Trust		76,010
4,000		Duke Realty Corp.		149,400
4,000		Lexington Corporate Property Trust		84,720
8,000		National Retail Properties		172,800
5,000		Plum Creek Timber Co.		170,200
				906,975
		FINANCE - SAVINGS & LOANS	1.92%
5,000		Washingon Mutual, Inc.		217,350

		LEISURE - GAMING	1.61%
5,000		Penn National Gaming, Inc.*+		182,600

		LEISURE - GAMING/EQUIPMENT	2.35%
2,600		Las Vegas Sands Corp.*		177,710
2,800		Scientific Games Corp., Class A*		89,040
				266,750
		MEDIA - CABLE TV	0.58%
2,000		Echostar Communications, Cl A*		65,480

		MEDICAL - BIOMEDICAL/GENETICS	2.94%
2,000		Genzyme Corp.*		134,940
6,000		Illumina, Inc.*+		198,240
				333,180
		MEDICAL - HOSPITALS	1.65%
5,000		Community Health Systems, Inc.*		186,750

		METAL ORES - GOLD/SILVER	1.14%
1,400		Southern Copper Corp.+		129,500

		OIL & GAS - REFINING	2.81%
2,000		Enterprise Products Partners		53,500
2,500		Exxon Mobil Corp.		167,750
4,300		Ferrellgas Partners LP		97,997
				319,247

The accompanying notes are an integral part of these financial statements.

Equipointe Growth and Income Fund
Schedule of Investments (Continued)
September 30, 2006

Number of
Shares				Value
		OIL & GAS - U.S. EXPLORATION AND PRODUCTION	2.28%
5,000		Parallel Petroleum Corp.*+		$ 100,300
9,900		Permian Basin Royalty Trust		158,796
				259,096
		PAPER & PAPER PRODUCTS	1.63%
5,000		Potlatch Corp.		185,500

		RETAIL - APPAREL/SHOE	0.49%
2,000		Charlotte Russe Holding, Inc.*		55,080

		RETAIL - WHOLESALE BUILDING PRODUCTS	0.92%
4,000		Building Materials Holdings, Corp.+		104,080

		STEEL PRODUCERS	1.31%
3,000		Nucor Corp.		148,470

		UTILITIES - ELECTRIC POWER	4.41%
3,000		Consolidated Edison, Inc.		138,600
6,800		DPL, Inc.		184,416
10,000		Teco Energy, Inc.		156,500
1,000		Xcel Energy, Inc.		20,650
				500,166
		UTILITIES - GAS DISTRIBUTION	2.13%
10,000		Centerpoint Energy, Inc.		143,200
2,297		Nicor, Inc.		98,220
				241,420
		WIRELESS SERVICE	1.75%
3,200		NII Holdings, Inc.*+		198,912

	TOTAL COMMON STOCK (Cost $6,141,912)			6,122,053

The accompanying notes are an integral part of these financial statements.

Equipointe Growth and Income Fund
Schedule of Investments (Continued)
September 30, 2006

Number of
Contracts		Security, Exercise Price, Expiration Date		Value
	PUT OPTIONS PURCHASED		0.01%
32		NII Holdings, Inc., $55, October 06		$ 640
	TOTAL PUT OPTIONS PURCHASED (Cost $640)			640

	TOTAL INVESTMENTS (Cost $6,142,552)		53.97%	6,122,693
	CASH & OTHER ASSETS LESS LIABILITIES		46.03%	5,222,051

	TOTAL NET ASSETS		100.00%	$ 11,344,744

	*	Non-income producing security
	+	All or a portion of this security has been segregated to cover call options written
	ADR	American Depositary Receipt
	REIT	Real Estate Investment Trust
				Unrealized
Number of				Appreciation
Contracts	FUTURES CONTRACTS			(Depreciation)

9		E-Mini NASDAQ 100 Contracts maturing
		December 2006 (Underlying Face Amount at
		Value $300,780)		$ 45
6		E-Mini S&P 500 Contracts maturing
		December 2006 (Underlying Face Amount at
		Value $403,550)		70
(52)		E-Mini Russell 100 Contracts maturing
		December 2006 (Underlying Face Amount at
		Value $3,806,400)		(520)
	TOTAL FUTURES CONTRACTS			$ (405)

The accompanying notes are an integral part of these financial statements.

Equipointe Growth and Income Fund
Statement of Assets and Liabilities
September 30, 2006

ASSETS:
Investments, at value (cost $6,142,552)	$ 6,122,693
Cash	3,385,656
Deposit with broker	701,575
Receivable for securities sold	2,374,587
Due from adviser	18,652
Dividends and interest receivable	11,518
Prepaid expenses and other assets	17,461

Total assets	12,632,142

LIABILITIES:
Call options written, at value (premiums received $89,595)	80,665
Payable for securities purchased	1,106,103
Due to broker- variation margin	405
Payable for capital stock redeemed	12,322
Accrued distribution fees	16,391
Other accrued expenses	71,512

Total liabilities	1,287,398

NET ASSETS	$ 11,344,744

NET ASSETS CONSIST OF:
Paid-in capital	$ 11,259,308
Accumulated net realized gain on investments	96,770
Net unrealized appreciation (depreciation) on:
Investments	(19,859)
Call options written	8,930
Futures contracts	(405)

NET ASSETS	$ 11,344,744

SHARES OUTSTANDING
($0.001 par value, unlimited shares authorized)	1,134,194

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE
(Net assets divided by shares outstanding)	$ 10.00

The accompanying notes are an integral part of these financial statements.

Equipointe Growth and Income Fund
Statement of Operations
For the Period November 1, 2005 to September 30, 2006

INVESTMENT INCOME:
Dividend income (net of foreign withholding taxes of $4,439)	$ 138,174
Interest income	35,350
173,524
EXPENSES:
Legal fees	169,093
Administration fees	92,845
Investment advisory fees	68,610
Distribution fees	34,305
Registration & filing fees	19,737
Audit fees	20,139
Custody fees	20,824
Insurance expense	13,400
Trustees' fees	13,302
Reports to shareholders	16,003
Miscellaneous	1,128

Total expenses	469,386
Less fees waived and/or expenses reimbursed by the Adviser	(238,283)

Net expenses	231,103

Net investment loss	(57,579)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
Investments	461,009
Options written	65,842
Futures contracts	264,093
Distributions of realized gains by other investment companies	3,115
Change in net unrealized appreciation (depreciation) on:
Investments	(316,592)
Options written	48,558
Futures contracts	37,675

Net realized and unrealized gain on investments	563,700

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 506,121

The accompanying notes are an integral part of these financial statements.

Equipointe Growth and Income Fund
Statement of Changes in Net Assets

	November 1, 2005	February 14, 2005*
	to	to
	September 30, 2006	October 31, 2005

OPERATIONS:
Net investment loss	$ (57,579)	$ (8,959)
Net realized gain (loss) on investments, options
written and futures contracts	794,059	(674,541)
Change in net unrealized appreciation (depreciation) on
investments, options written and futures contracts	(230,359)	219,025
Net increase (decrease) in nets assets
resulting from operations	506,121	(464,475)

DISTRIBUTIONS:
Realized Capital Gains
($0.01 and $0.00 per share, respectively)	(22,748)	-
Total Distributions	(22,748)	-

CAPITAL SHARE TRANSACTIONS :
Shares sold	1,455,513	22,095,064
Shares reinvested	22,609	-
Shares redeemed	(7,213,443)	(5,083,897)
Net increase (decrease) from capital share transactions	(5,735,321)	17,011,167

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,251,948)	16,546,692

NET ASSETS:
Beginning of period	16,596,692	50,000

End of period	$ 11,344,744	$ 16,596,692

Undistributed net investment income included in net assets	$ -	$ -

TRANSACTIONS IN SHARES:
Shares sold	140,470	2,226,580
Shares reinvested	2,208	-
Shares redeemed	(724,816)	(515,248)
Net increase (decrease)	(582,138)	1,711,332

* Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Equipointe Growth and Income Fund
Financial Highlights

For a Fund Share Outstanding Throughout Each Period*

	November 1, 2005	February 14, 2005**
	to	to
	September 30, 2006	October 31, 2005

Net asset value, beginning of period	$ 9.67	$ 10.00

Gain (loss) from investment operations:
Net investment loss	(0.04)	(0.01)
Net realized and unrealized gain (loss) on investments	0.38	(0.32)
Total gain (loss) from investment operations	0.34	(0.33)

Less distributions to shareholders from:
Net realized gains	(0.01)	-
Total distributions to shareholders	(0.01)	-

Net asset value, end of period	$ 10.00	$ 9.67

Total return(1)	3.56%	(3.30)%

Supplemental data and ratios:
Net assets, end of period (in 000's)	$ 11,345	$ 16,597
Ratio of expenses to average net assets:(2)
Before expense reimbursement	3.42%	3.29%
After expense reimbursement	1.68%	1.05%
Ratio of net investment loss to average net assets:(2)
Before expense reimbursement	(2.16)%	(2.32)%
After expense reimbursement	(0.42)%	(0.08)%
Portfolio turnover rate	1073%	620%

*	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
**	Commencement of operations.
(1)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(2) Annualized.

The accompanying notes are an integral part of these financial statements.

Equipointe Growth and Income Fund

Notes to Financial Statements (Continued)

September 30, 2006

1.

Organization

Equipointe Growth and Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company.  The Fund is a series of shares of beneficial interest of the Equipointe Funds, a Delaware Statutory Trust organized on January 28, 2004.  The Fund’s investment objective is a combination of growth of capital and current income.  The Fund commenced operations on February 14, 2005.  At a meeting of the Board of Trustees (the “Board’) held on September 1, 2006, the Fund’s fiscal year end was changed from October 31 to September 30.

2.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.

Investment Valuation:  Common stocks and other equity-type securities are valued at the last trade price on the national securities exchange on which such securities are primarily traded, and with respect to equity securities traded on NASDAQ, such securities are valued using the NASDAQ Official Closing Price.  However, securities traded on a national securities exchange for which there were no transactions on a given day or securities not listed on a national securities exchange or NASDAQ are valued at the most recent bid prices.  Other exchange-traded securities (generally foreign securities) will be valued based on market quotations.  Call options are valued using the last quoted bid price and put options are valued using the last quoted ask price.  Any securities or other assets for which market quotations are not readily available or for which the Adviser believes do not reflect market value are valued at fair value as determined in good faith and in accordance with valuation and pricing procedures approved by the Board of Trustees.   Short-term fixed income securities (securities with an original maturity of no more than 60 days) held by a Fund are generally valued on an amortized cost basis, which approximates market value.

B.

Securities Transactions, Investment Income and Expenses:  Securities transactions are accounted for on a trade date basis.  Realized gains and losses from securities transactions are determined using the high cost method.  Interest income and expenses are accrued daily.  Dividend income is recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

C.

Futures Contracts:  The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective.  Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities.  Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account.  Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Fund recognizes a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At September 30, 2006, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts	Position	Unrealized Appreciation (Depreciation)
December 2006	9 E-Mini NASDAQ 100	Long	$ 45
December 2006	6 E-Mini S&P 500	Long	70
December 2006	52 E-Mini Russell 100	Short	(520)

D.

Written Options Contracts:  The Fund may write option contracts.  A written option obligates the Fund to deliver, in the case of a call, or to receive, in the case of a put, an underlying security for the contract amount upon exercise by the holder of the option.  The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and premium received.  As required by the Act, liquid securities are designated as collateral in an amount equal to the market value of open options contracts.

The following is a summary of the Fund’s written option activity:

	Number of Contracts	Premium
Outstanding at October 31, 2005	774	$ 215,771
Options written	10,923	3,022,067
Options exercised	(1,323)	(340,184)
Options expired	(419)	(115,698)
Options closed	(9,594)	(2,692,361)
Outstanding at September 30, 2006	361	$ 89,595

E.

Distributions to Shareholders:  Distributions to shareholders are recorded on the ex-dividend date.  Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.  The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/loss items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

F.

Federal Income Taxes:  The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and, if so qualified, will not be liable for federal income taxes to the extent earnings are distributed to shareholders on a timely basis.

G.

Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported changes in net assets during the reporting period.  Actual results could differ from those estimates.

H.

New Accounting Pronouncements:  On July 13, 2006, The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.  At this time management believes that the adoption of FIN 48 will have no impact on the financial statements of the Fund.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of September 30, 2006, the Equipointe Growth  and Income Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

3.

Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments and U.S. government obligations, for the Fund for the period November 1, 2005 to September 30, 2006, are summarized below:

Purchases	$138,236,333
Sales	147,314,125

4.

Federal Tax Information

At September 30, 2006, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Cost of investments	$6,057,122
Gross unrealized appreciation	$ 106,627
Gross unrealized depreciation	(121,721)
Net unrealized appreciation on investments	$ (15,094)

As of September 30, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Long-Term Capital Gains	Unrealized Depreciation
$100,530	$(15,094)

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The tax character of the distributions paid during the fiscal period ended September 30, 2006, was as follows:

Long-Term Capital Gains
2006	2005
$22,748	$ ―

The difference between book basis and tax basis undistributed realized gains is due primarily to timing differences in recognizing certain gains and losses in securities transactions.

5.

Investment Advisory and Other Agreements

Prior to August 29, 2006, Seleznov Capital Advisors, LLC (“SCA”) served as the investment adviser to the Fund.  Pursuant to a transaction that was approved by the vote of the Fund’s Independent Trustees on April 26, 2006 and by the Fund’s shareholders on August 1, 2006, Summit Wealth Management, Inc. (“Summit” or the “ Adviser”) purchased SCA’s business relating to the management of the Fund’s assets (the “Transaction”). Upon consummation of the Transaction and effective August 29, 2006, Summit became the investment adviser and SCA became the sub-advisor to the Fund.  As compensation for its services as investment advisor, the Fund pays Summit a monthly advisory fee calculated at an annual rate of 0.50% of the Fund’s average daily net assets.  Prior to August 29, 2006, the Fund paid SCA a fee for its investment advisory services at the same rate.

Summit has entered into a sub-advisory agreement (the “Sub-Advisory Agreement”) with SCA. Pursuant to the terms of the Sub-Advisory Agreement, Summit pays SCA a monthly fee, calculated based on the following annual rates applied to the Fund’s average daily net assets:

Period	Fee
Aug. 29, 2006 through Sept. 30, 2006	0.25%
Oct. 1, 2006 until Dec. 31, 2006	0.30%
Jan. 1, 2007 until Dec. 31, 2007	0.30%**
Jan. 1, 2008 through contract renewal date ________	0.30%**
** Subject to a minimum annual fee of $85,000 to be pro-rated for periods less than one year.

Summit has contractually agreed to  waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total annual operating expenses do not exceed 1.85% of the Fund’s average daily net assets.  The expense cap/reimbursement agreement will continue in effect until January 1, 2008, unless terminated earlier at the Board’s discretion. This agreement is an amended and restated version of an earlier expense cap/ reimbursement agreement (dated February 1, 2005) that was due to expire on February 1, 2006.  For the period January 1, 2006 through August 28, 2006, SCA reimbursed the Fund to the extent necessary to ensure the Fund’s operating expenses did not exceed 1.85%.  Prior to January 1, 2006, SCA agreed to limit the annual operating expense ratio to 1.05% of the Fund’s average daily net assets.

Fees waived or expenses reimbursed may be recouped by the Adviser from the Fund for a period up to three years from the date the fee or expense was waived or reimbursed.  However, no recoupment payment will be made by the Fund if it would result in the Fund exceeding the contractual expense limitation described above.  As of September 30, 2006, there was a total of $10,076 of fee waivers and expense reimbursements subject to recapture by the Adviser through September 30, 2009.

Subject to Board approval, SCA may recoup any expenses or fees it (or its predecessor) has reimbursed within a three-year period from the year in which SCA (or its predecessor) reduced its compensation and/or assumed expenses for the Fund.  Expenses reimbursed under the higher 1.85% cap will be reimbursed at anytime the Fund is under the 1.85% cap.  Expenses reimbursed under the earlier 1.05% cap will only be recouped by SCA if the actual expense ratio falls below the cap under which they were incurred.  As of September 30, 2006, there was a total of $490,563 of fee waivers and expense reimbursements subject to recapture by SCA through October 31 of the years below:

2008	2009
$262,356	$228,207

Trend Trader, LLC (the “Distributor”), an affiliate of the Sub-Adviser, serves as the principal distributor for the shares of the Fund pursuant to a distribution agreement.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 of the Act.  The Plan provides that the Fund will compensate the Distributor for payments to dealers or others with a distribution fee at a rate of 0.25% of the Fund’s average daily net assets.  The fees payable under the Plan are used to compensate the Distributor for any expenses primarily intended to result in the sale of the Fund’s shares, including, but not limited to: payments the Distributor makes to broker-dealers or other financial institutions and industry professionals for providing distribution assistance and administrative support services to the holders of the Fund’s shares; payments made for the preparation, printing and distribution of advertisements and sales literature; and payments made for the printing and distributing of prospectuses and shareholder reports to other than existing shareholders of the Fund.

Trend Trader, LLC also executes brokerage transactions on behalf of the Fund.  For the period November 1, 2005 through September 30, 2006, Trend Trader, LLC received $310,034 from the Fund in brokerage commissions, contract charges and other transaction costs.

Pursuant to service agreements, Gemini Fund Services, LLC (“GFS”) provides administration, fund accounting and transfer agency services to the Fund and Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a chief compliance officer to the Fund.  Under the terms of such agreements, GFS is paid an annual fee for all such services which is computed daily and payable monthly, based upon a percentage of Fund assets, subject to certain minimums.  In addition, GFS is reimbursed for any out-of-pocket expenses.  For the eleven month period ended September 30, 2006, the Fund incurred $92,845 in expenses relating to the services performed by both GFS and FCS.

An officer of the Trust is also an officer of FCS.

6.

Commitments and Contingencies

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

7.

Reclassification of Capital Accounts

In accordance with accounting pronouncements, the Fund has recorded a reclassification in the capital accounts.  The reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to shareholders.

As of September 30, 2006, the Fund recorded the following reclassification to increase (decrease) the accounts listed below:

Undistributed Net Investment Income	Paid in Capital
$57,579	$(57,579)

8.

Change in Independent Registered Public Accounting Firm

On May 20, 2005, BKD LLP resigned as the independent registered public accounting firm for the Trust.  BKD LLP was previously engaged as the independent registered public accounting firm to audit the Fund’s financial statements.  At no time preceding the resignation of BKD LLP were there any disagreements with BKD LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.  At no time preceding the resignation of BKD LLP did any of the events enumerated in paragraphs (1)(v)(A) through (D) of Item 304(a) of Regulation S-K occur.  The Trust engaged Briggs, Bunting & Dougherty, LLP as its new independent registered public accounting firm on June 6, 2005.  At no time preceding the engagement of Briggs, Bunting & Dougherty, LLP did the Trust consult Briggs, Bunting & Dougherty, LLP regarding either (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements, or (ii) any matter that was either the subject of a disagreement or a reportable event, as such terms are defined in Item 304 of Regulation S-K.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Equipointe Funds

and Shareholders of the Equipointe Growth and Income Fund

Roswell, Georgia

We have audited the accompanying statement of assets and liabilities of the Equipointe Growth and Income Fund, a series of shares of Equipointe Funds, including the schedule of investments, as of September 30, 2006, and the related statement of operations for the period November 1, 2005 through September 30, 2006 and the statements of changes in net assets and the financial highlights for the period November 1, 2005 through September 30, 2006 and for the period February 14, 2005 (commencement of operations) through October 31, 2005.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2006 by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Equipointe Growth and Income Fund as of September 30, 2006, the results of its operations for the period November 1, 2005 through September 30, 2006 and the changes in its net assets and its financial highlights for the period November 1, 2005 through September 30, 2006, in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

November 7, 2006

Equipointe Growth and Income Fund

Fund Expenses (Unaudited)

As a shareholder of the Fund you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees) fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses:  The first section of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the applicable number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (4/30/06)	Ending Account Value (9/30/06)	Expense Ratio (Annualized)	Expenses Paid During the Period* (5/1/06 to 9/30/06)
Actual	$1,000	$ 953.29	1.85%	$7.57
Hypothetical	1,000	1,015.79	1.85%	9.35**

           *Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 153/365 (to reflect the number of days in the period).

           **Hypothetical- Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days and divided by 365 (to reflect the number of days in the six month period ending September 30, 2006).

Trustees and Officers (Unaudited)

Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, are shown below.  Unless otherwise noted, the address of each Trustee and Officer is 200 Manswell Court East, Suite 430, Roswell, Georgia 30076.

Name, Age and Address	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years and Current Directorships
INDEPENDENT TRUSTEES:
William A. Faust (69)	Chairman of the Board; Trustee	Indefinite since December 2005 (Chairman of the Board), November 2004 (Trustee)

Mr. Faust has been the owner and Treasurer of Faust Gallery, an art gallery located in Scottsdale, Arizona, since 1996.  He has served as President of the Lovena Ohl Foundation, a not-for-profit organization supporting American Indian art and artists, since 1996.  From 1983 to 2003, he served as Senior Vice President and Investment Officer of UMB Bank, N.A., which is based in Kansas City, Missouri.

George Schnur (56)	Trustee	Indefinite since August 29, 2006	Vice-President, JP Morgan Chase & Co. (financial services).
OFFICERS:
Allan Westcott (48)	President	Indefinite since August 29, 2006	Managing Director, Provident Financial Advisors (financial services); President, Horizon Capital Partners (financial services); President of StockCar Stocks Mutual Fund, Inc.
Michael J. Wagner (56) c/o Fund Compliance Services, LLC 450 Wireless Blvd. Hauppauge, NY 11788	Chief Compliance Officer	Indefinite since August 29, 2006

President of Fund Compliance Services, LLC (2006 – present); Senior Vice President of Fund Compliance Services, LLC (2004-2006); Vice President of GemCom, LLC (20004– present); President of Gemini Fund Services, LLC (2003-2006); Chief Operations Officer of Gemini Fund Services, LLC (2003-2006); Senior Vice President of Fund Accounting, Orbitex Fund Services (2001-2002); Director, Constellation Trust Company (2005- present).

Angelo Allecca (35)	Treasurer	Indefinite since August 29, 2006	President of Summit Wealth Management, Inc.; Vice President, Treasurer and Chief Compliance Officer of the StockCar Stocks Mutual Fund, Inc.
William P. Kovacs (56)	Secretary	Indefinite since August 29, 2006	Chief Legal Counsel and Chief Compliance Officer for Summit Wealth Management, Inc. and the StockCar Stocks Index Fund.

The Statement of Additional Information for the Trust includes additional information about Trustees and Officers and is available, without charge, upon request by calling 1-800-841-0380.

Equipointe Growth and Income Fund

Additional Information (Unaudited)

Factors Considered by the Independent Trustees in Approving the Investment Advisory and Sub-Advisory Agreements

Investment Adviser: The advisory agreement dated August 29, 2006 between the Fund and Summit Wealth Management, Inc. (“Summit”) (the “Advisory Agreement”) was approved by the vote of the Independent Trustees on April 26, 2006 and by the shareholders of the Fund on August 1, 2006.  When the Board of Trustees approved the Advisory Agreement on April 26, 2006, the Board was provided materials relating to: (i) the terms and conditions of the agreement, including the nature, extent and quality of the services to be provided to the Fund by Summit; (ii) a comparison of the Fund’s expected fees and expenses in relation to various industry averages; (iii) an expense cap arrangement between the Fund and Summit; (iv) the trustees’ legal duties in considering the approval of the agreement and (v) the investment performance of the Fund and Summit.

The Board of Trustees compared the services to be provided to the Fund by Summit as with services provided by other advisers that manage mutual funds with investment objectives, strategies and policies similar to those of the Fund. The Board of Trustees concluded that the nature, extent and quality of the services to be provided by Summit to the Fund were appropriate and consistent with the terms of the Advisory agreement, that the quality of those services were consistent with industry norms and that the Fund would likely benefit from the change to Summit as the adviser to the Fund.  They also concluded that Summit had sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and had demonstrated its continuing ability to attract and retain qualified personnel.

The Board of Trustees reviewed Summit’s performance data and statistics, as well as and fee and performance data for similarly managed accounts and investment companies.  The Board of Trustees compared the Fund’s expected expense ratios to the industry data provided by an independent service and reviewed Summit’s Form ADV.  The Board of Trustees reviewed the Advisory Agreement in accordance with the Gartenberg v. Merrill Lynch Asset Mgmt., Inc. factors.  The Board of Trustees observed that they would review and evaluate the Fund's investment performance on an on-going basis throughout the year.

The Board of Trustees considered the costs of the services to be provided by Summit, the compensation and other benefits received by Summit for providing services to the Fund, as well as Summit's projected profitability. The Trustees considered the financial data presented by Summit, including direct or indirect revenues which would be received by affiliates of Summit. The Board of Trustees concluded that the fees and profits derived by Summit from its relationship with the Fund,  in light of the Fund’s expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Board of Trustees also concluded that the Fund’s overall expense ratio was reasonable, taking into account the size of the Fund, the quality of services to be provided by Summit, and the past investment performance of Summit’s similarly managed accounts.

After consideration of all the factors, and taking into account the information presented during previous meetings of the Board of Trustees, the Board of Trustees determined that it would be in the best interests of the Fund shareholders to approve the Advisory Agreement. In arriving at its decision, the Board of Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

Sub-Adviser:  The Sub-Advisory Agreement between Summit and Seleznov Capital Advisors, LLC (“SCA” or the “Sub-Adviser”) was approved by the vote of the Independent Trustees on April 26, 2006, and by the shareholders of the Fund on August 1, 2006.  When the Board of Trustees approved the Sub-Advisory Agreement on April 26, 2006, the Board of Trustees was provided materials relating to: (i) the terms and conditions of the agreement, including the nature, extent and quality of the services to be provided to the Fund by the Sub-Adviser, (ii) a comparison of the Fund’s expected fees and expenses in relation to various industry averages; (iii) the trustees’ legal duties in considering the approval of the agreement and (iv) the investment performance of the Fund and the Sub-Adviser.

The Board of Trustees compared the services to be provided to the Fund by the Sub-Adviser as with to services provided by other advisers that manage mutual funds with investment objectives, strategies and policies similar to those of the Fund. The Board of Trustees concluded that the nature, extent and quality of the services to be provided by the Sub-Adviser to the Fund were appropriate and consistent with the terms of the Sub-Advisory agreement, that the quality of those services were consistent with industry norms and that the Fund would likely benefit from the change to the adviser as the sub-adviser to the Fund.  They also concluded that the Sub-Adviser had sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and had demonstrated its continuing ability to attract and retain qualified personnel.

Equipointe Growth and Income Fund

Additional Information (Unaudited) (Continued)

The Board of Trustees reviewed the Sub-Adviser’s performance data and statistics, as well as fee and performance data for similarly managed accounts and investment companies.  The Board of Trustees reviewed the Sub-Advisory Agreement in accordance with the Gartenberg v. Merrill Lynch Asset Mgmt., Inc. factors.  The Board of Trustees also considered that it had previously approved the Sub-Adviser as the predecessor investment adviser to the Fund.  The Board of Trustees observed that they would review and evaluate the Fund's investment performance on an on-going basis throughout the year.

The Board of Trustees considered the costs of the services to be provided by the Sub-Adviser, the compensation and other benefits received by the Sub-Adviser in providing services to the Fund, as well as the Sub-Adviser's projected profitability. The Trustees reviewed the financial data of the Sub-Adviser and considered any direct or indirect revenues which would be received by affiliates of the Sub-Adviser. The Board of Trustees concluded that the Sub-Adviser’s fees and the profits derived from its relationship with the Fund,  in light of the Fund’s expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Board of Trustees also noted that the overall expense ratio of the Fund would not be affected by the Sub-Advisory fee because the fee will be borne by the Adviser.

After consideration of all the factors, including the fact that the Sub-Adviser will continue to provide similar investment advisory services previously approved and reviewed by the Board of Trustees during the Sub-Adviser’s tenure as the predecessor investment adviser to the Fund, and taking into consideration the information presented during previous meetings of the Board of Trustees, the Board of Trustees determined that it would be in the best interests of the Fund shareholders to approve the Sub-Advisory Agreement. In arriving at its decision, the Board of Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

Results of Special Shareholder Meeting

On August 1, 2006, a Special Meeting of Shareholders of the Equipointe Growth and Income Fund (the “Fund”) was held at which shareholders approved:

1. A new investment advisory agreement between the Trust, on behalf of the Fund, and Summit Wealth Management, Inc., as follows:

                             FOR                                          AGAINST                                  ABSTAIN

                           993,084                                          5,312                                          -0-

2. An investment sub-advisory agreement among the Trust, on behalf of the Fund, and Summit Wealth Management, Inc. and Seleznov Capital Advisors, LLC, as follows:

                             FOR                                          AGAINST                                  ABSTAIN

                           993,084                                         5, 312                                           -0-

3. The election of Michael McCaw and George Schnur as Trustees, as follows:

                             FOR                                          AGAINST                                   ABSTAIN

                           977,759                                            -0-                                           20,637

Equipointe Growth and Income Fund

Tax Information (Unaudited)

The Fund is required to advise you within 60 days of the Fund’s fiscal year-end regarding the federal tax status of certain distributions paid to shareholders during such fiscal year.  The information below is provided for the fiscal year ending September 30, 2006.

During the fiscal year ended September 30, 2006, the Fund hereby designates $22,748 as long-term capital gain distributions.

Since the information above is reported for the Fund’s fiscal year and not the calendar year, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in January 2007 to determine the calendar year amounts to be included on their 2006 tax returns.  Shareholders should consult their tax advisers for further guidance.

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 months ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-800-841-0380 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1ST AND 3RD FISCAL QUARTER PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-800-841-0380.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.  There were no amendments to the Code of Ethics during the period covered by this report.  The Registrant did not grant any waivers from any provisions of the Code of Ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  The registrant believes that the experience provided by each member of the audit committee together offers the Registrant adequate oversight for the Registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

For each of the fiscal periods ended September 30, 2006 and October 31, 2005, the aggregate audit, audit-related, tax and all other fees billed by Briggs, Bunting & Dougherty, LLP and BKD, LLP, in their capacities as the Registrant’s independent registered public accounting firms are shown below.

(a)

Audit Fees

FY 2006

$ 14,000

FY 2005

$ 13,000

(b)

Audit-Related Fees

FY 2006

$ 6,000

FY 2005

$ 6,000

(c)

Tax Fees

FY 2006

$ 1,500

FY 2005

$ 1,500

(d)

All Other Fees

FY 2006

$ 0

FY 2005

$ 0

The above “Tax Fees” were billed for professional services rendered for tax compliance and tax return preparation.  The above “Audit Related Fees” were billed for security counts pursuant to Rule 17f-1.

(e)

(1)

Audit Committee’s Pre-Approval Policies

The Registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the Registrant.  The Registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the Registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the Registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

There were no amounts that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X for the fiscal period ended September 30, 2006.

(f)

During the audit of Registrant's financial statements for the most recent fiscal period, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant:

Registrant

Adviser

FY 2006

$  7,500

$  N/A

FY 2005

$  7,500

$  N/A

(h)

Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Filed under Item 1..

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.  None.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that (1) the information required in filings on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms, and (2) that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Equipointe Funds

By (Signature and Title)

/s/ Allan Westcott

Allan Westcott, President

Date  12/7/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Allan Westcott

Allan Westcott, President

Date

12/7/06

By (Signature and Title)

/s/ Angelo Alleca

Angelo Alleca, Treasurer

Date

12/7/06